Expense Example - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - Fidelity Stock Selector Large Cap Value Fund	Apr. 01, 2025 USD ($)
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I
Expense Example:
1 year	$ 84
3 years	262
5 years	455
10 years	1,014
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Expense Example:
1 year	684
3 years	913
5 years	1,161
10 years	1,871
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C
Expense Example:
1 year	291
3 years	591
5 years	1,016
10 years	2,005
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M
Expense Example:
1 year	485
3 years	769
5 years	1,074
10 years	1,939
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	$ 894